Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Compensation Cost
Our consolidated statements of income include the compensation cost recognized for those plans as operating expenses, as well as the associated tax benefits, which are reflected in the table below:

	2020	2019	2018
Performance stock units	$348	$544	$301
Restricted stock and stock units	290	273	153
Other nonvested stock units	—	7	4
Stock options	—	(5)	5
Total	$638	$819	$463
Income tax benefit	$157	$202	$114

Status of Nonvested Stock Units Activity and Changes During Year
A summary of the status of our nonvested stock units as of December 31, 2020, and changes during the year then ended is presented as follows (shares in millions):

Nonvested Stock Units	Shares	Weighted-Average Grant- Date Fair Value
Nonvested at January 1, 2020	42	$33.80
Granted	23	36.90
Vested	(18)	35.87
Forfeited	(4)	34.48
Nonvested at December 31, 2020	43	$34.50